SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash and Restricted Cash
The following table provides a reconciliation of cash and restricted cash reported on the balance sheet that sum to the total of the same such amounts shown in the statements of cash flows.

	December 31,
	2020	2019

Cash and cash equivalents	$51,602	$52,352
Restricted cash	9,472	2,493
Total cash, cash equivalents and restricted cash
shown in the statement of cash flows	$61,074	$54,845

Schedule of Property and Equipment Estimated Useful Lives	The estimated useful lives used in determining depreciation are as follows:
Years
Equipment and facilities	3-7
Internal- use software	4-7
Vehicles	3-7

Schedule of Revenues Segments
The following table presents the Company’s revenues according to the Company’s segments:

	Year ended December 31,
	2020	2019	2018
Airport Security and Other Aviation Services	$222,654	$309,548	$329,150
Authentication Technology	25,765	23,759	16,071
Total revenue	$248,419	$333,307	$345,221

Schedule of Disaggregated by Geography and Percentage of Revenues
The following table presents the Company’s revenues generated from customers by geographical area based on the geographical location of the customers invoicing address:

	Year ended December 31,
	2020		2019		2018
Germany	$119,500	48%	$137,207	41%	$134,646	39%
The Netherlands	58,446	24%	97,700	29%	121,465	35%
United States	45,305	18%	73,719	22%	69,548	20%
Other countries	25,168	10%	24,681	8%	19,562	6%
Total revenue	$248,419	100%	$333,307	100%	$345,221	100%

Schedule of Antidilutive Securities Outstanding
The following table summarizes the number of shares of common stock attributable to potentially dilutive securities outstanding for each of the periods:

	Year Ended December 31,
	2020	2019	2018

Shares issuable upon conversion of convertible notes
payable to related party at a price of $0.40	3,000,000	5,000,000	-
Shares issuable upon conversion of convertible notes
payable to related party at a price of $1.50	-	-	14,731,267
Shares issuable upon conversion of accrued interest
payable to related party at a price of $0.75	-	-	11,779,776
Total	3,000,000	5,000,000	26,511,043